CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,692,773	$ 1,695,293	¥ 9,721,225
Restricted cash	895,483	129,833	27,736
Accounts receivable, net	818,968	118,739	933,444
Financing receivables, net	951,349	137,933	1,111,461
Short-term investment	5,753,483	834,177	2,845,319
Inventories	40,537	5,877	82,961
Advances to suppliers	861,573	124,916	667,855
Prepayments and other current assets	3,146,378	456,182	3,142,368
Amounts due from related parties	314,483	45,596	133,990
Total current assets	24,475,027	3,548,546	18,666,359
Investments in equity investees	3,950,544	572,775	3,730,448
Property and equipment, net	28,813,204	4,177,522	24,929,897
Land use rights, net	5,442,951	789,154	5,335,549
Intangible assets, net	29,437	4,268	35,634
Operating lease right-of-use assets	808,506	117,222	897,238
Goodwill	4,241,541	614,966	4,241,541
Deferred tax assets	750,097	108,754	934,848
Long-term investment	7,322,545	1,061,669	1,214,500
Long-term financing receivables, net	1,295,755	187,867	1,412,956
Other non-current assets	816,839	118,431	762,273
Amounts due from related parties-non current	577,140	83,677	611,100
TOTAL ASSETS	78,523,586	11,384,851	62,772,343
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowings	5,394,423	782,118	3,458,717
Accounts payable	2,202,692	319,360	1,957,529
Notes payable	200,000	28,997	174,920
Advances from customers	1,374,691	199,311	1,226,549
Income tax payable	228,422	33,118	86,789
Amounts due to related parties	49,138	7,124	22,786
Operating lease liabilities, current	229,718	33,306	250,995
Acquisition consideration payable			22,942
Dividends payable	1,497	217	708
Other current liabilities	6,724,743	974,999	5,794,380
Total current liabilities	16,405,324	2,378,550	12,996,315
Non-current operating lease liabilities	510,349	73,994	556,091
Deferred tax liabilities	346,472	50,234	292,356
Convertible senior notes	6,788,971	984,308
TOTAL LIABILITIES	24,051,116	3,487,086	13,844,762
Commitments and contingencies (Note 18)
Shareholders' equity
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021; 826,943,309 shares issued and 809,247,109 shares outstanding as of December 31, 2022)	535	77	535
Additional paid-in capital	26,717,727	3,873,706	28,229,026
Treasury shares, at cost (11,683,474 and 11,671,525 shares as of December 31, 2021 and 2022, respectively)	(2,062,530)	(299,039)	(2,067,009)
Retained earnings	29,459,491	4,271,225	22,716,799
Accumulated other comprehensive loss	(86,672)	(12,566)	(242,104)
ZTO Express (Cayman) Inc. shareholders' equity	54,028,551	7,833,403	48,637,247
Non-controlling interests	443,919	64,362	290,334
Total Equity	54,472,470	7,897,765	48,927,581
TOTAL LIABILITIES AND EQUITY	¥ 78,523,586	$ 11,384,851	¥ 62,772,343